UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6384

        Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          04/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Texas Quality Income Municipal Fund (NTX)
	April 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.9% (1.3% of Total Investments)

$ 2,820	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,842,927
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 12.6% (8.7% of Total Investments)

1,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Lamar University -	8/11 at 100.00	Aaa	1,077,110
	Cardinal Village LLC, Series 2001A, 5.250%, 8/01/24 - MBIA Insured

	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series
	2003:
1,710	5.000%, 5/01/18 - FGIC Insured	5/13 at 100.00	Aaa	1,835,959
1,795	5.000%, 5/01/19 - FGIC Insured	5/13 at 100.00	Aaa	1,924,814
1,885	5.000%, 5/01/20 - FGIC Insured	5/13 at 100.00	Aaa	2,020,117

2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/20 -	3/12 at 100.00	AAA	2,116,660
	FSA Insured

1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 - FSA Insured	9/14 at 100.00	AAA	1,756,059

2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/11 at 102.00	A-	2,458,989
	Project, Series 2001, 5.625%, 3/01/26

5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 - FSA	4/12 at 100.00	AAA	5,257,350
	Insured

	Energy - 2.1% (1.4% of Total Investments)

3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation	4/08 at 102.00	BBB-	3,033,480
	Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)

	Healthcare - 24.1% (16.7% of Total Investments)

3,500	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/05 at 102.00	AAA	3,606,120
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 - RAAI Insured	7/14 at 100.00	AA	1,858,547
1,835	5.250%, 7/01/21 - RAAI Insured	7/14 at 100.00	AA	1,948,715

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 - RAAI Insured	10/10 at 101.00	AA	2,307,060
3,250	6.375%, 10/01/25 - RAAI Insured	10/10 at 101.00	AA	3,670,193

1,500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke's Episcopal	8/11 at 100.00	AA-	1,597,815
	Hospital, Series 2001A, 5.500%, 2/15/21

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial	6/11 at 101.00	A	2,208,440
	Hermann Healthcare System, Series 2001A, 6.375%, 6/01/29

5,750	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	BBB	4,097,910

2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	AA-	2,058,000
	Healthcare System, Series 2001A, 5.125%, 5/15/29

1,760	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series	8/09 at 102.00	BB	1,763,502
	1999, 6.250%, 8/15/19

2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series	12/13 at 100.00	BBB	2,120,160
	2004, 5.875%, 12/01/24

1,050	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/08 at 101.00	A	1,082,991
	Health System - Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20

3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/10 at 101.00	A	3,878,630
	Health System - Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20

2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon	5/11 at 101.00	Baa3	2,156,480
	Health System Project, Series 2001, 6.750%, 5/15/21

1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1	1,050,960
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31

	Housing/Multifamily - 5.7% (4.0% of Total Investments)

	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds, Waters
	at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 - MBIA Insured	8/11 at 102.00	Aaa	2,092,440
750	6.050%, 8/01/36 - MBIA Insured	8/11 at 102.00	Aaa	785,055

	Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily Housing Revenue Bonds, Landings
	of Carrier Project, Series 2000A:
1,000	6.650%, 9/20/22	9/10 at 105.00	AAA	1,109,190
2,030	6.750%, 9/20/28	9/10 at 105.00	AAA	2,238,826

2,064	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	2,193,686
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.250%, 9/20/35

	Housing/Single Family - 5.4% (3.7% of Total Investments)

2,800	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	2,993,900
	Bonds, Series 2001A-3, 6.180%, 4/01/33

175	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	9/05 at 100.00	A3	175,539
	1991A, 8.500%, 9/01/11

200	Houston Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds, Series	6/05 at 100.00	AAA	200,328
	1993A, 5.950%, 12/01/10 - FSA Insured

1,305	Texas Department of Housing, Single Family Mortgage Revenue Bonds, Series 1996E, 6.000%, 9/01/17 -	9/06 at 102.00	AAA	1,362,198
	MBIA Insured

2,905	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	3,015,274
	5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

130	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	131,855
	Series 1995, 8.125%, 1/01/11

	Long-Term Care - 7.3% (5.0% of Total Investments)

	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,
	Buckner Retirement Services Inc. Obligated Group, Series 1998:
3,400	5.250%, 11/15/19	11/08 at 101.00	A-	3,472,964
5,000	5.250%, 11/15/28	11/08 at 101.00	A-	5,017,750

2,000	Tarrant County Health Facilities Development Corporation, Texas, Tax-Exempt Mortgage Revenue Bonds,	1/08 at 105.00	AAA	2,223,860
	South Central Nursing Homes Inc., Series 1997A, 6.000%, 1/01/37 - MBIA Insured

	Materials - 4.4% (3.0% of Total Investments)

3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds,	3/10 at 101.00	BBB	3,273,720
	International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)

3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I.	4/06 at 102.00	AA-	3,135,570
	DuPont de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)

	Tax Obligation/General - 32.6% (22.5% of Total Investments)

4,130	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	8/09 at 75.34	AAA	2,675,166
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 - MBIA Insured

2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005, 5.000%, 7/15/25	7/12 at 100.00	AA	2,719,716

1,450	Donna Independent School District, Hidalgo County, Texas, Unlimited Tax School Building Bonds,	2/11 at 100.00	AAA	1,640,980
	Series 2000, 6.000%, 2/15/17

1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 - FSA Insured	2/12 at 100.00	AAA	1,850,975

	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 - FGIC Insured	10/12 at 100.00	AAA	1,380,021
1,320	5.000%, 10/01/27 - FGIC Insured	10/12 at 100.00	AAA	1,368,536

2,000	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds,	8/09 at 100.00	AAA	2,160,840
	Series 1999, 5.650%, 8/15/29

	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 - AMBAC Insured	2/13 at 100.00	AAA	2,676,750
2,235	5.000%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	2,386,824

1,500	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds, Series	2/11 at 100.00	Aaa	1,609,005
	2002, 5.250%, 2/01/21

2,600	Klein Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds, Series	8/09 at 100.00	AAA	2,753,036
	1999A, 5.000%, 8/01/18

5,220	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School	8/09 at 46.74	AAA	2,033,138
	Building and Refunding Bonds, Series 2000, 0.000%, 8/15/21

1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,062,870
	2004, 5.000%, 2/15/20

1,545	Montgomery County, Texas, General Obligation Refunding Bonds, Series 1997, 0.000%, 3/01/14 - MBIA	9/07 at 72.39	AAA	1,014,957
	Insured

925	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,020,876
	Refunding Bonds, Series 2000, 5.875%, 8/15/25

500	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	A-	576,010

	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22 (WI, settling 5/12/05)	8/15 at 100.00	AAA	1,184,104
1,165	5.000%, 8/15/23 (WI, settling 5/12/05) - FSA Insured	8/15 at 100.00	AAA	1,240,166

1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%, 8/15/17 -	8/12 at 100.00	AAA	1,604,779
	AMBAC Insured

1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2004A,	8/14 at 100.00	Aaa	1,326,813
	5.000%, 8/15/22

1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,222,069

2,000	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%, 8/01/23	8/11 at 100.00	Aa1	2,156,540

1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.000%, 10/01/18	10/12 at 100.00	Aa1	1,607,100

1,795	United Independent School District, Webb County, Texas, Unlimited Tax School Building Bonds, Series	8/12 at 100.00	AAA	1,977,731
	2000, 5.375%, 8/15/18

5,290	Weslaco Independent School District, Hidalgo County, Texas, General Obligation School Building	2/10 at 100.00	Aaa	5,690,083
	Bonds, Series 2000, 5.500%, 2/15/25

	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding
	Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	408,310
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	363,450

	Tax Obligation/Limited - 13.2% (9.1% of Total Investments)

4,500	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999, 5.800%,	11/09 at 100.00	AAA	4,923,000
	11/15/29 - AMBAC Insured

	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004:
1,235	5.000%, 6/15/17	6/14 at 100.00	AA	1,327,823
1,295	5.000%, 6/15/18	6/14 at 100.00	AA	1,388,849
1,260	5.000%, 6/15/19	6/14 at 100.00	AA	1,346,360

1,275	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 - MBIA Insured	8/12 at 100.00	AAA	1,345,648

2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates of	9/12 at 100.00	AAA	2,539,833
	Obligation, Series 2002, 5.500%, 9/01/21 - FSA Insured

2,250	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,386,553
	11/15/22 - MBIA Insured

1,255	Pasadena, Texas, Certificates of Obligation, Series 2002, 5.125%, 4/01/24 - FGIC Insured	4/11 at 100.00	AAA	1,338,294

2,685	San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds, Henry B. Gonzalez Convention Center Project,	8/06 at 102.00	AAA	2,818,552
	Series 1996, 5.700%, 8/15/26 - FGIC Insured

	Transportation - 5.8% (4.0% of Total Investments)

1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 - MBIA	11/13 at 100.00	AAA	1,091,740
	Insured

3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue Bonds,	1/15 at 100.00	AAA	3,445,429
	Series 2005, 5.000%, 1/01/22 - FGIC Insured

2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	Caa2	1,783,366
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30	7/10 at 100.00	AAA	2,156,180
	(Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed *** - 12.0% (8.3% of Total Investments)

160	Abilene Housing Development Corporation, Texas, Section 8 First Lien Revenue Bonds, Abilene East	No Opt. Call	N/R***	169,371
	Apartments, Series 1978, 7.000%, 7/01/08

520	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	552,666
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

1,450	Galveston Industrial Development Corporation, Texas, Sales Tax Revenue Bonds, Series 1995, 5.750%,	9/05 at 100.00	AAA	1,465,631
	9/01/15 (Pre-refunded to 9/01/05) - AMBAC Insured

1,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26 (Pre-refunded to	3/09 at 100.00	AAA	1,056,890
	3/15/09) - FGIC Insured

1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian	No Opt. Call	AAA	1,165,750
	Healthcare System, Series 1996B, 5.750%, 6/01/26 - MBIA Insured

1,075	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,212,579
	Refunding Bonds, Series 2000, 5.875%, 8/15/25 (Pre-refunded to 8/15/10)

2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack,	12/17 at 100.00	AAA	3,363,275
	Series 1993, 8.750%, 12/15/18 (Pre-refunded to 12/15/17)

1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%, 2/01/20	2/12 at 100.00	Aa1***	1,946,683
	(Pre-refunded to 2/01/12)

1,895	San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds, Henry B. Gonzalez Convention Center Project,	8/06 at 102.00	AAA	2,002,484
	Series 1996, 5.700%, 8/15/26 (Pre-refunded to 8/15/06) - FGIC Insured

665	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.500%, 5/15/10 - MBIA	No Opt. Call	AAA	747,187
	Insured

1,825	Socorro Independent School District, El Paso County, Texas, General Obligation Bonds, Series 1996,	2/06 at 100.00	Aaa	1,868,526
	5.750%, 2/15/21 (Pre-refunded to 2/15/06)

1,800	Williamson County, Texas, General Obligation Bonds, Series 2002, 5.500%, 2/15/16 (Pre-refunded to	2/12 at 100.00	AAA	2,032,164
	2/15/12) - FSA Insured

	Utilities - 7.0% (4.8% of Total Investments)

2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	4/13 at 101.00	BBB	3,053,491
	Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (a)

2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB-	2,497,008

2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	2/10 at 100.00	AAA	2,157,980
	Project, Series 2000, 5.750%, 2/15/15 (Alternative Minimum Tax) - AMBAC Insured

1,500	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Refunding Bonds, Central	7/05 at 100.00	AAA	1,512,300
	Power and Light Company Project, Series 1993, 6.000%, 7/01/28 - MBIA Insured

1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B,	5/09 at 101.00	BBB-	1,015,350
	5.950%, 5/01/30 (Alternative Minimum Tax)

	Water and Sewer - 10.8% (7.5% of Total Investments)

	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 - FGIC Insured	12/14 at 100.00	AAA	1,076,556
1,030	5.000%, 12/15/21 - FGIC Insured	12/14 at 100.00	AAA	1,099,958

3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 -	5/14 at 100.00	AAA	3,239,640
	FGIC Insured

3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,892,945
	5.500%, 12/01/17 - FSA Insured

	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 - AMBAC Insured	8/14 at 100.00	AAA	1,783,236
1,760	5.000%, 8/15/23 - AMBAC Insured	8/14 at 100.00	AAA	1,864,544

1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds, Series	3/14 at 100.00	AAA	1,332,097
	2004A, 5.000%, 3/01/22 - MBIA Insured

1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	7/09 at 100.00	AAA	1,612,782
	5.500%, 7/15/21

$ 207,899	Total Long-Term Investments (cost $199,734,062) - 144.9%			212,474,708

	Other Assets Less Liabilities - 2.2%			3,141,295

	Preferred Shares, at Liquidation Value - (47.1)%			(69,000,000)

	Net Assets Applicable to Common Shares - 100%			$146,616,003

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the "IRS")
	regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon
	payments as tax-exempt income until such time that it is formally determined that the interest on the bonds
	should be treated as taxable.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At April 30, 2005, the cost of investments was $199,638,014.

	Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2005,
	were as follows:

	Gross unrealized:
	Appreciation			$13,629,518
	Depreciation			(792,824)

	Net unrealized appreciation of investments			$12,836,694

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         06/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         06/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         06/29/05

* Print the name and title of each signing officer under his or her signature.